Regulatory Matters (Details) - USD ($) $ in Millions	Feb. 19, 2015	Dec. 31, 2014
Regulatory Matters [Abstract]
Estimated impact on earnings, minimum	$ 0	$ 0
Estimated impact on earnings, maximum	$ 130	$ 130